UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2007

1.807731.103

MIR-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,101,482
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	639,741
		1,741,223
Michigan - 93.0%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,204,759
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,499,866
5% 3/1/18 (MBIA Insured)	1,440,000	1,529,626
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	2,804,000	3,472,474
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,267,823
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (d)	1,200,000	1,260,024
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,379,800
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,124,588
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,463,283
5.25% 5/1/18	1,100,000	1,170,928
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,072,220
5% 5/1/17 (FSA Insured)	2,065,000	2,202,963
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755,000	1,896,067
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,738,066
5% 6/1/25 (AMBAC Insured)	1,775,000	1,850,562
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,786,907
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (d)	1,000,000	1,060,780
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	1,125,000	1,215,428
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured) (a)	1,905,000	2,040,503
5% 5/1/16 (FSA Insured) (a)	1,855,000	1,993,086
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,950,000	2,119,338
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,249,866
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,071,540
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,166,217
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	1,120,000	1,193,214
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,327,836
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,355,046
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,355,046
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,360,488
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (d)	1,100,000	1,175,262
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,854,630
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,171,750
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,505,450
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,500,000	1,620,570
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,080,380
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	2,000,000	2,188,300
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	3,050,000	3,295,159
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,322,298
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,152,580
5% 9/30/12 (MBIA Insured)	4,765,000	5,053,902
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,657,082
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,489,459
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,944,503
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,119,827
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,120,040
5% 4/1/15 (AMBAC Insured)	3,800,000	4,044,492
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (d)	2,615,000	2,781,183
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (d)	1,500,000	1,595,325
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,329,438
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,148,100
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A:
0% 7/1/14 (FGIC Insured)	$ 6,730,000	$ 5,162,583
5% 7/1/32 (FSA Insured)	535,000	546,470
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (d)	1,365,000	1,461,833
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,166,310
5% 7/1/36 (FGIC Insured)	7,800,000	8,016,372
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,436,984
4.191% 7/1/32 (FSA Insured) (b)	4,890,000	4,766,821
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,099,930
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,189,000
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,489,798
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	3,864,483
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,280,916
Series B, 5% 7/1/20 (MBIA Insured)	5,000,000	5,271,200
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,754,235
6.5% 7/1/15 (FGIC Insured)	6,025,000	6,953,272
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,048,820
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,277,001
5% 5/1/28 (FSA Insured)	1,250,000	1,299,438
5% 5/1/29 (FSA Insured)	1,275,000	1,318,988
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,515,131
5% 5/1/17 (FSA Insured)	1,985,000	2,102,274
5.5% 5/1/17	1,690,000	1,786,364
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,669,717
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (d)	1,250,000	1,316,225
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,791,555
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,903,226
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,335,634
5% 10/1/17 (MBIA Insured)	1,320,000	1,398,197
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,081,630
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Flushing Cmnty. Schools: - continued
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	$ 1,030,000	$ 1,114,079
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,131,899
5% 5/1/17 (FSA Insured)	1,615,000	1,722,898
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,297,410
5% 5/1/17 (FSA Insured)	1,390,000	1,478,182
5% 5/1/19 (FSA Insured)	1,205,000	1,280,035
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,436,422
5% 5/1/18 (MBIA Insured)	1,505,000	1,586,405
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,310,516
5% 5/1/17 (FSA Insured)	1,230,000	1,303,911
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,306,068
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,200,000	1,306,068
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,240,871
5% 5/1/24 (MBIA Insured)	1,300,000	1,369,732
5% 5/1/28 (MBIA Insured)	4,300,000	4,489,458
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,751,191
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,108,870
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,152,900
Grand Valley Michigan State Univ. Rev. Series A, 5% 12/1/19 (AMBAC Insured)	500,000	535,775
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,024,315
5% 5/1/32 (MBIA Insured)	1,950,000	2,015,871
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,507,920
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,172,006
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,025,498
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,065,460
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,268,800
0% 5/1/11 (FGIC Insured)	5,830,000	5,091,805
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Huron Valley School District: - continued
0% 5/1/12 (FGIC Insured)	$ 1,420,000	$ 1,192,544
5.25% 5/1/16	2,450,000	2,629,512
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,414,275
5.25% 5/1/16 (FSA Insured)	1,500,000	1,654,440
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	3,994,577
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,468,158
5.375% 1/15/12	2,505,000	2,556,403
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,409,630
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,082,640
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,082,640
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (d)	1,150,000	1,229,396
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,511,450
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (d)	1,050,000	1,126,241
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	1,042,210
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,381,950
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	3,000,000	3,168,360
Michigan Gen. Oblig.:
(Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,874,949
5.25% 9/15/21 (FSA Insured)	5,000,000	5,419,050
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,058,950
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (b)	2,040,000	2,113,991
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,645,000	11,286,346
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	480,480
5.5% 3/1/14	1,300,000	1,372,267
5.5% 3/1/15	1,985,000	2,092,071
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	$ 1,000,000	$ 1,027,300
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (d)	2,000,000	2,176,020
Series A:
5% 11/15/09	650,000	662,246
5% 11/15/12	1,485,000	1,544,667
5% 11/15/14	1,000,000	1,044,350
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	1,945,000	2,060,125
6% 9/1/12 (Escrowed to Maturity) (d)	1,500,000	1,649,340
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,514,450
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,207,555
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,464,161
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,136,859
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,272,679
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,514,450
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,129,200
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	1,032,750
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,151,530
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,772,996
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	597,622
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (d)	1,435,000	1,552,498
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	4,500,000	4,889,835
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,057,500
5% 11/15/17	535,000	561,402
5% 11/15/18	725,000	755,363
5% 11/15/19	1,000,000	1,033,650
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,623,278
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	$ 7,300,000	$ 7,699,310
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,222,048
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,090,934
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,122,954
7.5% 11/1/09 (AMBAC Insured)	15,000	15,041
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,895,158
5% 10/1/23	5,000,000	5,162,400
5.375% 10/1/19	2,005,000	2,135,225
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,040,720
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,258,652
7% 5/1/21 (AMBAC Insured)	8,520,000	10,755,904
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	3,000,000	3,000,330
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,120,784
5.5% 11/1/16	3,000,000	3,366,330
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,507,400
5.25% 10/1/16 (FSA Insured)	3,000,000	3,204,630
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,390,607
Montague Pub. School District:
5.5% 5/1/16	430,000	458,363
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	575,000	617,199
5.5% 5/1/17	430,000	457,692
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	575,000	617,199
5.5% 5/1/19	430,000	456,690
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (d)	1,410,000	1,508,573
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,072,610
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,265,334
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,033,510
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	$ 420,000	$ 449,056
5% 11/1/20 (MBIA Insured)	490,000	521,223
5% 11/1/22 (MBIA Insured)	1,645,000	1,737,071
5% 11/1/23 (MBIA Insured)	1,290,000	1,359,221
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,648,647
5% 5/1/16 (FSA Insured)	1,475,000	1,571,554
5% 5/1/17 (FSA Insured)	3,675,000	3,920,490
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	295,331
5.5% 4/1/15 (FGIC Insured)	170,000	176,129
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,104,275
0% 5/1/13 (MBIA Insured)	1,700,000	1,375,028
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,515,000	1,614,036
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,528,999
5% 5/1/16 (MBIA Insured)	1,175,000	1,259,859
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,109,990
5% 5/1/16 (FSA Insured)	1,025,000	1,102,500
5.5% 5/1/14	1,000,000	1,085,490
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,087,430
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,934,473
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,265,334
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (d)	2,125,000	2,288,370
5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	2,175,000	2,342,214
Riverview Cmnty. School District:
5% 5/1/14	905,000	969,834
5% 5/1/15	955,000	1,021,115
5% 5/1/17	1,000,000	1,058,490
5% 5/1/18	1,000,000	1,053,760
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,125,000	1,207,564
5% 5/1/19 (MBIA Insured)	1,475,000	1,597,764
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	$ 2,000,000	$ 2,061,000
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,967,178
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,460,675
5% 4/1/19 (AMBAC Insured)	1,475,000	1,550,874
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (d)	1,065,000	1,143,160
South Haven Pub. Schools 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,350,000	1,443,299
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,076,880
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,202,434
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,108,671
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,108,671
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,108,671
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,108,671
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,810,681
Troy School District:
5% 5/1/15	2,135,000	2,282,806
5% 5/1/15 (MBIA Insured)	1,000,000	1,081,080
5% 5/1/16 (MBIA Insured)	1,000,000	1,084,830
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,081,080
5% 5/1/16 (MBIA Insured)	2,000,000	2,169,660
5% 5/1/17	3,000,000	3,170,310
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (d)	480,000	519,182
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	2,250,000	2,447,753
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,094,150
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,308,957
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,054,460
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,076,960
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	851,131
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,608,322
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (d)	$ 1,000,000	$ 1,072,610
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,060,760
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,007,863
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,735,869
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,875,000	2,015,888
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,050,000	1,128,897
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,580,245
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,715,474
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,159,680
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,190,250
5% 5/1/17 (FGIC Insured)	1,500,000	1,606,290
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,135,943
		540,103,361
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,575,050
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,493,274
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,786,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,129,900
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,400,000	648,176
0% 8/1/54 (AMBAC Insured)	3,400,000	333,540
		11,966,140
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	$ 1,400,000	$ 1,306,676
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,677,721
		3,984,397
TOTAL MUNICIPAL BONDS (Cost $547,318,594)		557,795,121
Municipal Notes - 1.7%

Michigan - 1.7%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.93%, LOC LaSalle Bank Midwest NA, VRDN (b) (Cost $10,000,000)	10,000,000	10,000,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $557,318,594)		567,795,121
NET OTHER ASSETS - 2.2%		13,051,545
NET ASSETS - 100%		$ 580,846,666
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $557,254,440. Net unrealized appreciation aggregated $10,540,681, of which $13,468,526 related to appreciated investment securities and $2,927,845 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2007

1.807736.103

MNF-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,010,100
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	425,000	442,098
		1,452,198
Minnesota - 94.9%
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,950,143
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,520,042
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,384,007
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,336,444
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	6,000,000	6,308,100
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,289,328
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	480,000	502,747
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,138,560
5.25% 10/1/25	1,955,000	2,065,985
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) 5.25% 2/15/28	2,350,000	2,386,660
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (b)	2,000,000	2,133,100
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,350,000	1,413,977
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,068,125
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (b)	1,220,000	1,277,816
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (b)	1,970,000	2,082,763
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (b)	2,065,000	2,183,201
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (b)	2,165,000	2,288,925
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (b)	1,260,000	1,332,122
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (b)	$ 1,000,000	$ 1,055,590
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,018,730
Maple Grove Health Care Sys. Rev.:
5.25% 5/1/24	1,500,000	1,540,845
5.25% 5/1/25	2,000,000	2,051,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(HealthPartners Oblig. Group Proj.):
5.875% 12/1/29	800,000	825,968
6% 12/1/19	2,915,000	3,086,694
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,503,780
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (a)	2,840,000	2,919,321
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (b)	2,500,000	2,648,000
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,148,645
Series A:
5% 1/1/21 (AMBAC Insured)	5,000,000	5,264,350
5% 1/1/35 (AMBAC Insured)	8,500,000	8,712,160
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,522,330
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,404,274
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,031,950
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,293,100
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev. (Cap. Appreciation) 0% 9/1/08 (MBIA Insured)	4,600,000	4,454,456
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,581,236
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,861,453
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,252,695
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,271,142
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,118,760
5% 2/1/15 (MBIA Insured)	1,020,000	1,071,694
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (b)	$ 1,305,000	$ 1,336,803
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	95,526
Minnesota Gen. Oblig.:
5% 8/1/16	3,500,000	3,688,230
5% 8/1/18	10,775,000	11,404,256
5% 11/1/24	9,155,000	9,587,665
5.25% 8/1/13	545,000	561,034
5.5% 6/1/17	2,150,000	2,252,663
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	614,004
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,446,608
5% 3/1/22	2,535,000	2,673,056
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,013,950
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,072,090
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,039,270
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	8,450,000	9,005,841
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	619,530
5.6% 6/1/15	615,000	644,637
5.65% 6/1/16	625,000	656,231
5.7% 6/1/17	900,000	946,332
5.75% 6/1/18	975,000	1,027,182
5.75% 6/1/19	1,050,000	1,105,923
5.8% 6/1/20	1,000,000	1,054,260
5.875% 6/1/22	2,425,000	2,563,662
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,566,466
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (b)	3,000,000	3,149,100
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	1,525,000	1,651,316
5% 8/1/17 (FSA Insured)	1,575,000	1,705,457
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,054,080
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,038,980
5.375% 1/1/14 (FSA Insured)	8,400,000	8,734,824
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northfield Hosp. Rev.:
5.375% 11/1/26	$ 1,000,000	$ 1,003,160
5.5% 11/1/16	1,025,000	1,071,802
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (b)	2,625,000	2,731,706
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (b)	2,420,000	2,551,237
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (b)	3,100,000	3,264,703
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,234,148
Series B, 5% 2/1/13	2,000,000	2,059,180
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	751,687
5% 1/1/13 (AMBAC Insured)	800,000	851,472
5% 1/1/15 (AMBAC Insured)	715,000	757,149
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (b)	900,000	936,585
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,616,965
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,525,270
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,063,101
5% 2/1/17 (FSA Insured)	2,535,000	2,646,971
5% 2/1/18 (FSA Insured)	2,520,000	2,622,136
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	2,000,000	2,008,840
5% 12/1/30	2,000,000	2,081,900
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,839,211
5% 11/15/36	2,000,000	2,036,340
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,047,680
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	416,120
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,421,895
5.875% 5/1/30 (FSA Insured)	4,000,000	4,241,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A: - continued
6.25% 5/1/20 (FSA Insured)	$ 2,760,000	$ 2,954,414
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,005,840
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,094,940
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (b)	5,500,000	5,760,645
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	300,000	307,797
5.25% 5/15/17	325,000	337,870
5.25% 5/15/36	1,000,000	982,500
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,250,300
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	2,088,560
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,060,000	1,101,637
Series A, 5% 2/1/17 (FSA Insured)	220,000	231,746
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,100,266
5% 2/1/17 (FSA Insured)	1,300,000	1,387,750
5% 2/1/18 (FSA Insured)	395,000	414,343
Series C, 5% 2/1/21	1,000,000	1,035,700
Saint Paul Port Auth. 5% 3/1/37	1,500,000	1,541,895
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,030,540
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	412,944
5% 8/1/13	430,000	432,344
5% 8/1/14	455,000	456,797
5% 8/1/15	480,000	482,126
5% 8/1/16	500,000	501,025
Series 2003 11, 5.25% 12/1/20	3,000,000	3,182,640
Series 2003 12:
5.125% 12/1/27	5,000,000	5,201,700
5.25% 12/1/18	3,685,000	3,917,597
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	$ 2,520,000	$ 2,528,568
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,071,403
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,040,650
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	8,136,862
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,200,764
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,805,236
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,092,340
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,787,454
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	4,159,920
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,210,726
5% 2/1/16 (MBIA Insured)	2,230,000	2,358,961
5% 2/1/17 (MBIA Insured)	2,400,000	2,528,136
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,018,730
Univ. of Minnesota Spl. Purp. Rev. 5% 8/1/29	4,000,000	4,164,840
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	442,565
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,450,000	1,508,609
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,575,027
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,078,797
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,080,520
5% 1/1/30 (MBIA Insured)	3,000,000	3,083,280
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,220,000	1,334,875
		326,812,211
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,166,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (b)	3,700,000	3,906,460
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	$ 1,000,000	$ 1,048,060
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,000,000	571,920
0% 8/1/54 (AMBAC Insured)	3,000,000	294,300
		6,987,360
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (a)	800,000	746,672
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/25	1,250,000	1,252,775
		1,999,447
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $332,665,196)	337,251,216
NET OTHER ASSETS - 2.0%	7,017,008
NET ASSETS - 100%	$ 344,268,224
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $332,547,729. Net unrealized appreciation aggregated $4,703,487, of which $6,146,638 related to appreciated investment securities and $1,443,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2007

1.807726.103

HIY-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,102
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,726
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	5,858
		10,686
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series A-2, 5% 6/1/12 (h)	1,000	1,046
Series A-3:
5% 6/1/10 (h)	3,500	3,601
5% 6/1/12 (h)	5,000	5,232
		9,879
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	2,000	2,057
Series B, 4.4012% 1/1/37 (e)	3,000	2,866
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/15 (FSA Insured)	1,815	1,946
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,086
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (e)(h)	5,500	5,591
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,387
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000	2,062
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (i)	3,250	3,536
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,520	2,613
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,307
5% 6/1/31 (AMBAC Insured)	2,025	2,095
		28,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	$ 6,500	$ 6,677
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	2,445	2,553
		9,230
California - 13.4%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,467
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,428
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	8,200	8,893
California Econ. Recovery Series A, 5% 7/1/15 (MBIA Insured)	11,700	12,614
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,489
0% 10/1/17 (MBIA Insured)	2,050	1,357
0% 10/1/18 (MBIA Insured)	1,675	1,053
0% 10/1/22 (MBIA Insured)	5,000	2,528
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	220
5% 3/1/15	7,000	7,519
5% 8/1/19	34,110	36,169
5% 8/1/20	15,000	15,823
5% 3/1/26	5,100	5,259
5% 6/1/27 (AMBAC Insured)	4,100	4,261
5% 9/1/27	10,500	10,812
5% 2/1/31 (MBIA Insured)	4,500	4,622
5% 9/1/31	24,500	25,011
5% 12/1/31 (MBIA Insured)	5,595	5,780
5% 9/1/32	11,995	12,228
5% 8/1/33	9,725	9,888
5% 9/1/33	20,200	20,577
5% 8/1/35	17,750	18,025
5% 9/1/35	27,200	27,665
5.125% 9/1/12	2,000	2,075
5.125% 11/1/24	4,300	4,471
5.125% 2/1/26	2,500	2,592
5.25% 2/1/15	10,000	10,757
5.25% 2/1/15	8,300	8,928
5.25% 2/1/16	4,300	4,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/19	$ 5,620	$ 5,997
5.25% 2/1/20	2,000	2,120
5.25% 2/1/24	4,000	4,200
5.25% 2/1/27 (MBIA Insured)	3,700	3,884
5.25% 2/1/28	8,500	8,854
5.25% 11/1/28	4,485	4,679
5.25% 2/1/33	16,300	16,841
5.25% 12/1/33	160	166
5.5% 4/1/28	10	11
5.5% 4/1/30	5	5
5.5% 11/1/33	39,600	42,029
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	409
5% 11/15/13	1,000	1,049
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	172	96
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (e)(h)	1,000	1,002
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,499
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,006
Series 2005 H:
5% 6/1/16	6,000	6,380
5% 6/1/17	5,000	5,286
5% 6/1/18	10,300	10,821
Series 2005 J, 5% 1/1/17	6,000	6,366
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,675
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,020
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (e)	700	714
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	3,500	3,467
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	9,400	9,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	$ 4,400	$ 4,538
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,988
0% 8/1/21 (MBIA Insured)	2,810	1,508
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,145
0% 1/15/27 (a)	2,500	2,332
5% 1/15/16 (MBIA Insured)	2,800	2,913
5.75% 1/15/40	6,300	6,401
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (i)	310	313
Series A:
5% 6/1/45	30,195	30,155
5% 6/1/45 (FGIC Insured)	5,450	5,550
Series A1, 5% 6/1/33	3,005	2,648
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,050
5% 9/1/19 (AMBAC Insured)	2,545	2,656
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	4,000	4,140
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,106
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,249
Los Angeles Unified School District:
Series A, 5.5% 7/1/15 (MBIA Insured)	6,155	6,747
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,587
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	6,191
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	2,240	2,465
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,603
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	2,320	2,470
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/19 (AMBAC Insured)	3,015	3,242
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	$ 3,045	$ 3,039
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/25 (FSA Insured)	10,000	11,451
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,788
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) 5% 11/15/18 (MBIA Insured)	3,495	3,768
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,268
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,705
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,046
Series B, 0% 9/1/22 (FGIC Insured)	1,500	761
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,312
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,204
5.5% 5/15/15 (Pre-Refunded to 5/15/12 @ 101) (i)	1,880	2,057
5.5% 5/15/16 (AMBAC Insured)	1,170	1,267
5.5% 5/15/17 (AMBAC Insured)	1,235	1,335
5.5% 5/15/19 (AMBAC Insured)	1,375	1,481
5.5% 5/15/22 (AMBAC Insured)	370	397
5.5% 5/15/23 (AMBAC Insured)	380	408
5.5% 5/15/23 (Pre-Refunded to 5/15/12 @ 101) (i)	645	706
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,090
5.5% 5/15/15 (Pre-Refunded to 5/15/14 @ 100) (i)	3,215	3,580
5.5% 5/15/16 (AMBAC Insured)	2,410	2,652
5.5% 5/15/16 (Pre-Refunded to 5/15/14 @ 100) (i)	4,090	4,554
5.5% 5/15/17 (AMBAC Insured)	2,545	2,787
5.5% 5/15/17 (Pre-Refunded to 5/15/14 @ 100) (i)	4,315	4,804
Series K:
5% 5/15/17 (MBIA Insured)	2,815	3,036
5% 5/15/19 (MBIA Insured)	5,170	5,509
5% 5/15/20 (MBIA Insured)	10,000	10,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K:
5% 5/15/22	$ 1,000	$ 1,054
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/30 (FGIC Insured)	1,495	1,544
5% 1/1/30 (Pre-Refunded to 1/1/15 @ 100) (i)	430	466
Washington Township Health Care District Rev. Series A:
5% 7/1/18	1,185	1,221
5% 7/1/27	1,840	1,854
		637,060
Colorado - 2.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,653
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (i)	32,610	16,793
Colorado Health Facilities Auth. Rev.:
(Volunteers of America Care Proj.) Series A, 5.3% 7/1/37	2,600	2,399
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (i)	5,040	5,644
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (i)	2,700	3,036
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,580
0% 1/1/10 (MBIA Insured)	1,500	1,375
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	34,857
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (i)	32,490	16,332
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (i)	7,900	5,204
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (MBIA Insured) (d)	5,000	5,156
Denver Health & Hosp. Auth. Healthcare Rev. Series A:
5% 12/1/13	3,005	3,064
6.25% 12/1/33 (Pre-Refunded to 12/1/14 @ 100) (i)	2,000	2,314
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,655
5.75% 12/15/22 (FGIC Insured)	1,000	1,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (i)	$ 10,000	$ 10,786
Series B:
0% 9/1/15 (MBIA Insured)	3,600	2,619
0% 9/1/20 (MBIA Insured)	11,100	6,233
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,081
5.5% 6/15/19 (AMBAC Insured)	1,000	1,076
		124,955
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,429
Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,317
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,218
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	8,835	9,592
		43,556
Florida - 2.5%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,733
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,419
5% 7/1/25 (AMBAC Insured)	3,540	3,673
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/17 (FGIC Insured)	1,000	1,068
5% 7/1/19 (FGIC Insured)	3,700	3,916
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	4,200	4,416
Florida Board of Ed. Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	3,960
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	1,495	1,534
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/17	1,200	1,252
Series G:
5% 11/15/16	1,050	1,104
5.125% 11/15/17	2,845	3,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.): - continued
Series G:
5.125% 11/15/18	$ 1,000	$ 1,053
3.95%, tender 9/1/12 (e)	14,445	14,267
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	1,945	2,090
Series 3A, 5% 10/1/41 (FSA Insured)	10,800	11,044
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	2,200	2,251
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	1,450	1,479
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,000	6,106
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	2,200	2,333
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	1,565	1,608
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/18 (AMBAC Insured) (d)	4,000	4,197
5% 8/1/20 (AMBAC Insured) (d)	2,500	2,594
5% 8/1/21 (AMBAC Insured) (d)	5,095	5,271
5% 8/1/22 (AMBAC Insured) (d)	3,325	3,437
Series B, 5%, tender 5/1/11 (MBIA Insured) (e)	3,600	3,739
Miami-Dade County School District 5% 2/15/15 (MBIA Insured)	8,790	9,479
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/09 (AMBAC Insured) (h)	8,090	8,353
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,761
5% 7/1/20 (MBIA Insured)	1,745	1,833
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	3,150
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,169
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,018
		117,314
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	39,499
5% 11/1/43 (FSA Insured)	57,750	59,130
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	$ 4,665	$ 2,484
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	153
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19 (d)	7,120	7,428
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (i)	5,615	2,990
Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	2,200	1,171
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	17,000	9,052
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,624
		136,259
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,781
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	10,593
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (h)	1,690	1,773
5% 7/1/13 (MBIA Insured) (h)	1,000	1,057
5% 7/1/14 (MBIA Insured) (h)	1,140	1,210
5% 7/1/15 (MBIA Insured) (h)	1,430	1,522
5.25% 7/1/18 (MBIA Insured) (h)	3,205	3,432
		22,368
Illinois - 14.0%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	995
0% 1/1/22 (FGIC Insured)	1,950	1,017
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,194
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	13,332
0% 1/1/15 (FGIC Insured)	20,000	14,990
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,058
5% 1/1/33 (AMBAC Insured)	3,510	3,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.):
5% 1/1/43 (AMBAC Insured)	$ 4,855	$ 4,935
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,618
Series 2004 A:
5% 1/1/34 (FSA Insured)	24,025	24,566
5.25% 1/1/29 (FSA Insured)	2,500	2,616
Series A:
5% 1/1/42 (AMBAC Insured)	18,955	19,241
5.25% 1/1/22 (MBIA Insured)	2,085	2,191
5.25% 1/1/33 (MBIA Insured)	2,150	2,218
5.5% 1/1/38 (MBIA Insured)	5,620	5,913
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (i)	160	171
Series C:
5% 1/1/35 (MBIA Insured)	5,700	5,825
5.5% 1/1/40 (FGIC Insured)	5,520	5,782
5.7% 1/1/30 (FGIC Insured)	5,760	6,087
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (h)	2,910	2,936
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,087
6% 1/1/08 (MBIA Insured) (h)	2,170	2,183
6% 1/1/10 (MBIA Insured) (h)	2,435	2,461
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,609
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,882
5.25% 1/1/19 (AMBAC Insured)	1,780	1,894
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	10,458
Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	10,770	10,926
5.6% 1/1/10 (AMBAC Insured)	4,500	4,522
6.25% 1/1/09 (AMBAC Insured) (h)	6,040	6,139
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,154
5.75% 1/1/30 (AMBAC Insured)	13,420	14,136
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,993
5.25% 1/1/19 (FGIC Insured)	3,000	3,181
5.25% 1/1/20 (FGIC Insured)	2,195	2,321
5.5% 1/1/19 (FGIC Insured)	475	498
5.5% 1/1/20 (FGIC Insured)	490	514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (i)	$ 11,670	$ 12,321
5.5% 1/1/17 (Escrowed to Maturity) (i)	1,135	1,197
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,395
5% 6/1/21 (AMBAC Insured)	2,600	2,736
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	5,199
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,170
Cook County Gen. Oblig.:
Series B:
5% 11/15/15 (MBIA Insured)	2,500	2,706
5% 11/15/17 (MBIA Insured)	4,180	4,539
5% 11/15/19 (MBIA Insured)	2,600	2,788
5.25% 11/15/26 (MBIA Insured)	2,500	2,650
5.25% 11/15/28 (MBIA Insured)	1,400	1,479
Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,675
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,354
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,060
5.25% 1/1/22	2,000	2,100
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,458
5% 7/1/18 (AMBAC Insured)	1,450	1,524
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(h)	5,600	5,591
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,125
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,779
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (i)	24,975	12,034
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,010
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,765
5.5% 9/1/19	4,405	4,727
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,874
(Univ. of Chicago Proj.):
Series 2005 A:
5.25% 7/1/41	755	783
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (i)	305	326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.):
Series A, 5.125% 7/1/38	$ 1,585	$ 1,610
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	3,860	3,933
Illinois Fin. Auth. Rev. (Newman Foundation, Inc. Proj.) 5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,848
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,399
5.25% 12/1/20 (FSA Insured)	2,000	2,108
5.375% 12/1/14 (FSA Insured)	5,000	5,392
5.375% 7/1/15 (MBIA Insured)	3,700	3,954
5.5% 4/1/16 (FSA Insured)	1,300	1,391
5.5% 8/1/16 (MBIA Insured)	13,000	13,966
5.5% 8/1/17 (MBIA Insured)	7,500	8,040
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
5.5% 8/1/18 (MBIA Insured)	5,000	5,349
5.75% 12/1/18 (MBIA Insured)	1,200	1,274
Series 2006, 5.5% 1/1/31	3,000	3,448
5.5% 4/1/17 (MBIA Insured)	7,065	7,357
5.6% 4/1/21 (MBIA Insured)	7,500	7,809
5.7% 4/1/16 (MBIA Insured)	7,350	7,699
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,307
7% 5/15/22	5,000	5,260
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,511
6% 7/1/33	3,775	3,953
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,304
7% 4/1/14	1,500	1,714
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	5,025	5,541
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (i)	6,965	7,511
6.75% 2/15/15 (Escrowed to Maturity) (i)	1,000	1,071
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	5,000	5,154
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. 6% 6/15/20	$ 4,600	$ 4,875
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	62,125	64,624
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,700	2,413
0% 12/1/21 (AMBAC Insured)	5,000	2,651
6.5% 1/1/20 (AMBAC Insured)	7,865	9,574
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,479
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (e)	2,200	2,200
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,195
5.625% 3/1/21 (AMBAC Insured)	2,505	2,750
5.75% 3/1/19 (AMBAC Insured)	2,240	2,496
Madison County Cmnty. United School District #007 Series A:
5% 12/1/14 (FSA Insured)	1,970	2,126
5% 12/1/16 (FSA Insured)	2,175	2,361
5% 12/1/17 (FSA Insured)	1,290	1,401
McHenry & Kane Counties Cmnty. Consolidated School District #158 0% 1/1/19 (FGIC Insured)	3,000	1,837
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	28,601
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,712
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,024
0% 6/15/19 (FGIC Insured)	3,305	1,982
0% 6/15/19 (MBIA Insured)	2,935	1,760
0% 6/15/20 (FGIC Insured)	3,470	1,977
5% 12/15/28 (MBIA Insured)	2,000	2,049
5.25% 12/15/10 (AMBAC Insured)	12,950	13,093
6.65% 6/15/12 (FGIC Insured)	250	251
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	3,349
0% 6/15/13 (FGIC Insured)	5,575	4,478
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	$ 1,000	$ 1,070
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,244
5% 11/15/14	1,000	1,033
5% 11/15/18	1,000	1,031
Univ. of Illinois Univ. Revs.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,713
0% 4/1/17 (MBIA Insured)	16,270	10,934
0% 4/1/20 (MBIA Insured)	8,000	4,605
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	2,095
		663,596
Indiana - 2.3%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	3,029
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,634
5.25% 7/15/25 (FSA Insured)	1,720	1,810
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	4,083
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,423
5.25% 7/15/17 (MBIA Insured)	1,885	2,045
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,612
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,968
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	21,448
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,031
5% 2/1/20 (MBIA Insured)	1,635	1,705
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,509
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(h)	3,000	2,974
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,097
5% 2/15/15	1,500	1,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	$ 2,500	$ 2,821
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Proj.) Series A-1, 5% 5/1/13	3,000	3,142
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	2,500	2,570
Indiana Trans. Fin. Auth. Hwy. Rev.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,074
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,522
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	645	652
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (h)	1,525	1,610
5% 1/1/17 (AMBAC Insured) (h)	1,700	1,790
5.25% 1/1/14 (AMBAC Insured) (h)	2,675	2,850
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
5.9% 12/1/24 (h)	10,000	10,500
5.95% 12/1/29 (h)	2,000	2,096
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	4,400	4,475
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,112
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.):
5.7% 9/1/37 (c)	2,000	1,986
5.75% 9/1/42 (c)	1,000	992
Wayne Township Marion County School Bldg. Corp. 5.5% 1/15/31 (MBIA Insured)	5,560	5,991
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,461
5% 7/15/18 (FSA Insured)	1,500	1,583
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	2,082
		110,232
Iowa - 0.4%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (i)	2,000	2,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Hosp. Facilities Rev.: - continued
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (i)	$ 1,000	$ 1,080
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (i)	1,280	1,383
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,080
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,080
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (i)	10,000	10,559
		17,337
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (e)	7,800	7,800
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,770
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,377
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,247
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,394
		16,588
Kentucky - 0.6%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,482
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	16,545
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	1,545	1,584
5.5% 7/1/10 (FSA Insured) (h)	3,800	3,971
		26,582
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,162
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	$ 1,000	$ 1,048
5% 7/1/21 (CIFG North America Insured)	1,000	1,044
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,900	2,034
5.5% 6/1/41 (FGIC Insured)	15,500	16,728
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,248
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,395
0% 9/1/11 (AMBAC Insured)	3,080	2,634
0% 9/1/13 (AMBAC Insured)	3,350	2,629
0% 9/1/14 (AMBAC Insured)	3,165	2,375
5% 12/1/29 (MBIA Insured)	4,690	4,819
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	989
		60,662
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	9,301
5.25% 7/1/30 (FSA Insured)	3,000	3,167
		12,468
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,309
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,096
5% 6/1/16 (CIFG North America Insured)	1,000	1,084
5% 6/1/19 (CIFG North America Insured)	1,500	1,598
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,718
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,065
(Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	2,700	2,776
		15,646
Massachusetts - 6.9%
Massachusetts Bay Trans. Auth. Series B, 6.2% 3/1/16	3,800	4,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.25% 7/1/30	$ 580	$ 597
Massachusetts Edl. Fing. Auth. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	2,295	2,319
Series B Issue E:
6.05% 7/1/08 (AMBAC Insured) (h)	170	170
6.15% 7/1/10 (AMBAC Insured) (h)	70	70
6.25% 7/1/11 (AMBAC Insured) (h)	40	40
6.3% 7/1/12 (AMBAC Insured) (h)	40	40
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/12	5,000	5,316
5.75% 6/15/13	5,000	5,322
Massachusetts Gen. Oblig.:
Series A, 4.159% 5/1/37 (FGIC Insured) (e)	7,000	6,857
Series C:
5% 8/1/37 (AMBAC Insured)	32,500	33,804
5.25% 8/1/22 (FSA Insured)	7,700	8,326
5.25% 8/1/23 (FSA Insured)	3,600	3,884
5.25% 8/1/24 (FSA Insured)	9,000	9,686
Series E:
5% 11/1/22 (Pre-Refunded to 11/1/16 @ 100) (i)	14,500	15,790
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (i)	2,500	2,722
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (i)	13,700	14,919
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (j)	3,685	3,690
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,520	1,610
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,803
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,299
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,461
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,710	5,829
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/09	21,800	20,351
0% 8/1/10	2,000	1,800
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	3,010	3,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (h)	$ 2,000	$ 2,114
5.5% 1/1/14 (AMBAC Insured) (h)	2,540	2,673
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	16,000	15,457
5% 8/15/23 (FSA Insured)	29,965	31,412
5% 8/15/26 (FSA Insured)	10,000	10,422
5% 8/15/30 (FSA Insured)	30,000	31,245
5% 8/15/37 (AMBAC Insured)	15,900	16,514
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,761
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,058
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	8,370	8,745
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	92
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,414
		325,933
Michigan - 1.4%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,307
Clarkston Cmnty. Schools 5% 5/1/09 (FSA Insured) (d)	3,470	3,522
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	20,700	21,274
Detroit Wtr. Supply Sys. Rev.:
Series A, 5.25% 7/1/16 (MBIA Insured)	1,685	1,853
5.25% 7/1/14 (MBIA Insured)	1,600	1,742
5.25% 7/1/15 (MBIA Insured)	2,380	2,606
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,315
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,534
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	4,750	4,777
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,045
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	440
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	$ 5,000	$ 5,001
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,214
6.25% 1/1/09	400	412
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,158
		64,315
Minnesota - 1.3%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	3,500	3,566
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,064
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,708
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/22 (AMBAC Insured)	5,000	5,249
5% 1/1/35 (AMBAC Insured)	4,500	4,612
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,432
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	398
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,013
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
5.25% 5/15/18	1,650	1,707
5.25% 5/15/23	2,000	2,020
5.25% 5/15/36	4,250	4,176
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	2,089
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,818
5.25% 12/1/19	2,850	3,025
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	5,525	5,746
		60,623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	$ 3,005	$ 3,115
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,589
		5,704
Missouri - 0.6%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,317
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,928
Series 2003 A:
5.125% 1/1/19	5,000	5,263
5.25% 1/1/18	1,280	1,363
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	12,100	12,545
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	60	61
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (h)	3,500	3,719
		27,196
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	10,755	10,933
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.) Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,064
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,292
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	3,985
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,069
		20,343
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
3.901% 12/1/10 (e)	2,500	2,447
4.091% 12/1/17 (e)	7,900	7,492
Nebraska Pub. Pwr. District Rev. Series B:
5% 1/1/16 (FSA Insured) (d)	1,750	1,895
5% 1/1/18 (FSA Insured) (d)	5,965	6,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	$ 6,900	$ 7,088
5% 2/1/46	10,000	10,211
		35,595
Nevada - 0.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,573
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,157
5.375% 7/1/21 (AMBAC Insured) (h)	1,600	1,674
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,725
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,690
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,834
0% 7/1/13 (FSA Insured)	4,590	3,662
0% 7/1/14 (FSA Insured)	3,000	2,288
		26,603
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(h)	6,100	6,046
New Jersey - 1.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,736
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,257
5.125% 3/1/30	5,000	5,201
5.25% 3/1/21 (MBIA Insured)	2,800	3,006
5.25% 3/1/23	4,500	4,789
5.25% 3/1/25	9,900	10,504
5.25% 3/1/26	11,305	11,943
Series 2005 P, 5.125% 9/1/28	2,445	2,556
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,471
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	$ 3,235	$ 3,433
5.25% 8/1/19 (FGIC Insured)	2,735	2,898
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	6,010
		74,442
New Mexico - 0.4%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (h)	2,500	2,556
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,204
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	1,824
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,163
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (h)	5,000	5,088
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,053
		18,888
New York - 14.0%
Buffalo Muni. Wtr. Fin. Auth. Series B:
5% 7/1/14 (FSA Insured) (d)	1,810	1,936
5% 7/1/15 (FSA Insured) (d)	2,295	2,465
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,620
5.75% 5/1/18 (FSA Insured)	14,720	16,322
5.75% 5/1/20 (FSA Insured)	8,000	8,836
5.75% 5/1/21 (FSA Insured)	3,845	4,235
5.75% 5/1/22 (FSA Insured)	1,000	1,100
5.75% 5/1/23 (FSA Insured)	3,000	3,290
5.75% 5/1/24 (FSA Insured)	3,000	3,285
5.75% 5/1/25 (FSA Insured)	3,400	3,716
5.75% 5/1/26 (FSA Insured)	5,200	5,671
(City of Buffalo Proj.):
Series 2003:
5.75% 5/1/15 (FSA Insured)	7,870	8,655
5.75% 5/1/18 (FSA Insured)	3,460	3,744
5.75% 5/1/21 (FSA Insured)	1,575	1,704
5.75% 5/1/23 (FSA Insured)	1,750	1,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 22,600	$ 22,868
5% 2/15/47 (FGIC Insured)	13,100	13,454
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,225
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,700
Series B, 5% 12/1/35	2,000	2,045
Series C, 5% 9/1/35	4,000	4,092
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,107
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,157
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	454
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,652
Series 2005 G:
5% 8/1/15	1,500	1,613
5.25% 8/1/16	3,525	3,866
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,976
Series B, 5.75% 8/1/14	2,000	2,175
Series J, 5.5% 6/1/19	5,195	5,589
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,285	1,294
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,900	4,189
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	5,325	5,507
5% 3/1/36 (MBIA Insured)	5,240	5,395
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (h)	3,100	3,137
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,415
Series 2005 D, 5% 6/15/37	2,800	2,874
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,279
Series B, 5.125% 6/15/31	8,045	8,261
Series D:
5% 6/15/38	14,800	15,189
5% 6/15/39	3,540	3,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series E, 5% 6/15/34	$ 11,120	$ 11,357
Series G, 5.125% 6/15/32	2,000	2,049
New York City Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,597
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,175
Series A:
5.5% 11/1/26 (b)	5,050	5,393
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (i)	80	85
6% 11/1/28 (b)	7,775	8,449
Series B:
5% 8/1/32	14,715	15,103
5.25% 8/1/19	2,000	2,133
5.25% 2/1/29 (b)	13,000	13,629
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,215
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,484
5.75% 7/1/13	8,750	9,385
Series C, 7.5% 7/1/10 (FGIC Insured)	13,655	14,473
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/14	1,895	1,953
5% 7/1/16	1,000	1,028
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,462
5.875% 5/15/17 (FGIC Insured)	6,865	7,955
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (i)	690	867
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,268
Series A, 5% 7/1/15	3,000	3,093
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	3,800	3,929
Series F:
4.875% 6/15/18	4,205	4,276
4.875% 6/15/20	8,500	8,634
5% 6/15/15	3,015	3,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	$ 22,015	$ 24,511
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,080	1,086
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,172
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,005
5.25% 1/1/27 (FSA Insured)	12,500	13,325
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,263
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	595
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (h)	19,765	20,160
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (i)	7,265	7,678
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,961
5.25% 6/1/22 (AMBAC Insured)	3,850	4,061
5.5% 6/1/14	7,500	7,715
5.5% 6/1/15	37,645	39,267
5.5% 6/1/17	4,100	4,322
5.5% 6/1/18 (MBIA Insured)	2,000	2,141
5.5% 6/1/19	2,300	2,463
Series C1:
5.5% 6/1/14	9,900	10,184
5.5% 6/1/15	11,700	12,204
5.5% 6/1/16	3,820	4,032
5.5% 6/1/17	11,500	12,121
5.5% 6/1/18	20,000	21,263
5.5% 6/1/19	10,800	11,568
5.5% 6/1/20	2,700	2,883
5.5% 6/1/20 (FGIC Insured)	5,050	5,435
5.5% 6/1/22	10,115	10,755
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,675	4,882
Series 2005 A, 5.125% 1/1/22	4,000	4,156
Series A, 5% 1/1/32 (MBIA Insured)	470	482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	$ 2,000	$ 2,222
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (i)	4,000	4,537
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	9,495	9,851
		662,980
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,466
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (h)	10,275	11,538
		15,004
North Carolina - 2.4%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,924
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20	3,000	3,101
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,740
5.25% 6/1/18 (AMBAC Insured)	1,620	1,730
5.25% 6/1/19 (AMBAC Insured)	1,540	1,642
5.25% 6/1/22 (AMBAC Insured)	1,620	1,720
5.25% 6/1/23 (AMBAC Insured)	1,620	1,711
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5% 10/1/41	1,000	1,031
5.125% 10/1/41	1,195	1,222
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,874
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,106
5.75% 1/1/26	4,000	4,126
Series B, 7% 1/1/08	10,060	10,135
Series C, 5.25% 1/1/09	2,500	2,541
Series D:
5.375% 1/1/10	4,525	4,670
6.7% 1/1/19	5,000	5,283
6.75% 1/1/26	7,000	7,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	$ 2,945	$ 3,083
5% 2/1/20	1,500	1,569
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
5% 10/1/20	225	233
5% 10/1/21	5,690	5,871
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,004
5.125% 1/1/17 (MBIA Insured)	15,350	15,671
5.125% 1/1/17 (MBIA Insured)	16,000	16,372
		112,742
North Dakota - 0.7%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,017
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,809
5.25% 7/1/15	1,300	1,362
		33,188
Ohio - 0.8%
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,216
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,233
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,204
6% 12/1/19 (Escrowed to Maturity) (i)	5,095	5,445
6% 12/1/26 (Escrowed to Maturity) (i)	10,000	10,678
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (e)(h)	5,000	5,002
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (i)	$ 1,995	$ 2,178
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,838
		36,855
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (i)	2,080	1,783
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,260
5.5% 10/1/22 (FGIC Insured)	2,845	3,098
5.5% 10/1/23 (FGIC Insured)	3,005	3,264
5.5% 10/1/24 (FGIC Insured)	3,175	3,444
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.):
5% 2/15/14	1,675	1,749
6% 2/15/29	3,755	3,864
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	11,420	11,930
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,757
		35,149
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,576
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,212
5.25% 6/1/24 (FSA Insured)	2,605	2,884
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/08	480	486
8% 7/15/09	540	546
8% 7/15/10	605	611
8% 7/15/11	385	389
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,002
5.5% 6/15/21 (FSA Insured)	1,060	1,201
		13,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (h)	$ 3,000	$ 3,157
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,471
5.5% 3/1/25 (FSA Insured)	1,400	1,523
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,173
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (i)	1,000	1,224
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,477
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,980
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,100	3,985
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,343
6.1% 6/1/12 (AMBAC Insured)	3,000	3,297
6.125% 6/1/14 (AMBAC Insured)	5,230	5,923
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	9,117
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,260
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	9,110
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(h)	5,600	5,583
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (e)(h)	5,000	4,942
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,871
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (h)	70	70
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,813
Series 17, 5.375% 7/1/20 (FSA Insured)	4,000	4,275
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	10,900	11,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,052
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,095
		95,934
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,524
5.75% 7/1/19 (FGIC Insured)	3,240	3,568
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,417
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,240
Series C, 5.25% 1/1/15 (h)	5,000	5,293
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	18,000	3,432
0% 8/1/54 (AMBAC Insured)	49,500	4,856
		28,330
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,732
5% 5/15/13 (FSA Insured)	4,000	4,243
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,881
5.25% 9/15/16 (AMBAC Insured)	1,815	1,971
5.25% 9/15/18 (AMBAC Insured)	1,005	1,081
5.5% 9/15/24 (AMBAC Insured)	3,400	3,694
		14,602
South Carolina - 0.9%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	3,929
Greenwood Fifty School Facilities Installment:
5% 12/1/18	3,930	4,204
5% 12/1/19	2,375	2,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	$ 1,090	$ 1,127
5% 11/1/19	1,000	1,025
6% 11/1/18 (Pre-Refunded to 11/1/13 @ 100) (i)	3,500	3,936
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,630
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,250	1,424
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,258
5.375% 1/1/23 (FSA Insured)	1,025	1,088
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. 5% 4/1/24	4,000	3,916
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	4,518
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,345
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,651
Series A, 5% 1/1/36 (MBIA Insured)	5,000	5,156
Sumter Two School Facilities, Inc. Rev. 5% 12/1/19	2,080	2,211
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,171
		45,114
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,130
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,681
5% 12/15/13	8,000	8,341
5% 12/15/14	3,870	4,036
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,589
5.75% 1/1/14 (MBIA Insured)	2,000	2,216
7.25% 1/1/10 (MBIA Insured)	2,660	2,861
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (h)	$ 1,500	$ 1,551
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,056
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,524
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	500	519
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,156
		41,927
Texas - 11.6%
Abilene Independent School District:
5% 2/15/16	2,035	2,196
5% 2/15/18	2,000	2,117
5% 2/15/23	3,205	3,347
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	2,775	2,876
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,827
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,273
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,516
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,417
5.75% 1/1/34	1,500	1,470
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	9,200	6,157
0% 5/15/18 (FGIC Insured)	5,000	3,176
Austin Wtr. & Wastewtr. Sys. Rev. Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,840
Bastrop Independent School District 5.25% 2/15/37	2,700	2,849
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	233
Birdville Independent School District 0% 2/15/13	13,690	11,115
Boerne Independent School District 5.25% 2/1/35	11,000	11,460
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,806
5% 8/1/20 (AMBAC Insured)	1,780	1,879
Clint Independent School District:
5.5% 8/15/19	200	214
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (i)	855	928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District: - continued
5.5% 8/15/20	$ 210	$ 224
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (i)	900	977
5.5% 8/15/21	220	235
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (i)	955	1,036
Conroe Independent School District 0% 2/15/11	1,500	1,321
Coppell Independent School District 0% 8/15/20	2,000	1,124
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,623
5.25% 7/15/19 (FSA Insured)	4,000	4,357
Corsicana Independent School District 5.125% 2/15/34	3,325	3,443
Crowley Independent School District 5.25% 8/1/33	4,000	4,234
Cypress-Fairbanks Independent School District Series A:
0% 2/15/12	20,900	17,694
0% 2/15/13	6,425	5,217
0% 2/15/14	11,475	8,912
0% 2/15/16	9,700	6,862
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5.25% 11/1/10 (MBIA Insured) (h)	2,150	2,234
5.25% 11/1/12 (MBIA Insured) (h)	5,820	6,165
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (h)	2,665	2,799
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (h)	2,625	2,761
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (h)	4,325	4,495
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,141
Denton Independent School District 5% 8/15/33	11,120	11,365
DeSoto Independent School District 0% 8/15/20	3,335	1,869
Duncanville Independent School District 5.65% 2/15/28	30	32
El Paso Independent School District 5.25% 8/15/31	2,270	2,403
Freer Independent School District 5.25% 8/15/37	4,215	4,458
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,098
5% 8/15/26	3,765	3,919
5.375% 8/15/17	2,715	2,893
Gainesville Independent School District 5.25% 2/15/36	1,900	2,002
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,384
Grand Prairie Independent School District:
Series A, 5% 2/15/20	2,000	2,128
0% 2/15/16	3,775	2,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	$ 1,570	$ 1,687
5.25% 4/15/16 (MBIA Insured)	1,680	1,801
5.25% 4/15/17 (MBIA Insured)	2,295	2,455
5.25% 4/15/18 (MBIA Insured)	1,915	2,042
5.25% 4/15/19 (MBIA Insured)	1,000	1,062
5.25% 4/15/20 (MBIA Insured)	1,565	1,656
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	105
5.5% 8/15/35	45	47
6% 8/15/16	35	37
Harris County Gen. Oblig.:
0% 10/1/13 (MBIA Insured)	5,550	4,405
0% 10/1/14 (MBIA Insured)	11,000	8,350
0% 8/15/25 (MBIA Insured)	3,000	1,310
0% 8/15/28 (MBIA Insured)	5,000	1,862
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	880	922
7.4% 2/15/10 (Escrowed to Maturity) (i)	295	306
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (h)	2,000	2,113
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,531
Houston Independent School District 0% 8/15/13	9,835	7,827
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,132
0% 2/15/16	3,000	2,131
0% 2/15/17	3,480	2,356
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	3,128
0% 8/15/12	5,105	4,238
0% 8/15/13	3,610	2,873
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,632
0% 8/15/11	4,170	3,604
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,317
Kermit Independent School District 5.25% 2/15/37	4,130	4,358
Killeen Independent School District:
5.25% 2/15/17	2,105	2,220
5.25% 2/15/18	1,325	1,395
Kingsville Independent School District 5.25% 2/15/37	3,650	3,851
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
La Joya Independent School District 5.25% 2/15/23	$ 2,940	$ 3,121
Lamar Consolidated Independent School District 5% 2/15/18	2,000	2,144
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	4,000	4,227
Lewisville Independent School District 5% 8/15/16	305	317
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	7,615	8,024
Little Elm Independent School District 5.5% 8/15/21	60	63
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,603
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,260	6,855
5.25% 5/15/18 (AMBAC Insured)	1,875	2,000
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (i)	105	114
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	5,095	5,238
5.25% 5/15/18 (AMBAC Insured)	1,000	1,066
5.25% 5/15/19 (AMBAC Insured)	1,000	1,062
5.25% 5/15/20 (AMBAC Insured)	2,000	2,117
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,416
Mansfield Independent School District 5.5% 2/15/18	40	43
Mesquite Independent School District 5.375% 8/15/11	395	401
Midlothian Independent School District 0% 2/15/10	1,525	1,396
Midway Independent School District 0% 8/15/19	3,600	2,133
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	529
Series B, 5%, tender 9/1/10 (FSA Insured) (e)	3,700	3,832
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,388
5.5% 8/15/25 (FGIC Insured)	1,675	1,819
New Caney Independent School District 5.25% 2/15/37	5,000	5,288
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (Escrowed to Maturity) (i)	5,215	5,829
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,173
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,571
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	4,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	$ 7,175	$ 7,381
Pampa Independent School District 5% 8/15/36	1,190	1,230
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,074
Prosper Independent School District:
5.125% 8/15/30	3,110	3,240
5.375% 8/15/37	15,255	16,409
5.75% 8/15/29	1,250	1,349
Robstown Independent School District 5.25% 2/15/29	3,165	3,327
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	32
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,727
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	16,000	15,959
San Antonio Elec. & Gas Sys. Rev. Series B, 0% 2/1/12 (Escrowed to Maturity) (i)	7,000	5,953
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,117
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	25	27
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,584
6.5% 5/15/10 (Escrowed to Maturity) (i)	440	472
San Marcos Consolidated Independent School District:
5% 8/1/17	1,175	1,246
5% 8/1/19	1,450	1,523
5% 8/1/22	1,680	1,753
5% 8/1/23	1,760	1,833
Seminole Independent School District Series A:
5% 2/15/19	2,780	2,951
5% 2/15/20	2,985	3,163
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,112
5.25% 2/15/22 (AMBAC Insured)	1,090	1,168
5.25% 2/15/30 (AMBAC Insured)	1,800	1,902
Socorro Independent School District 5.375% 8/15/18	60	63
South San Antonio Independent School District:
5% 8/15/17	1,025	1,071
5% 8/15/35	2,000	2,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District 5.375% 2/1/18	$ 1,250	$ 1,306
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (h)	6,655	6,915
Series A, 5% 8/1/19	2,200	2,351
5.75% 8/1/26	3,320	3,548
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,708
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,739
0% 2/1/14 (MBIA Insured)	6,910	5,392
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	39,778
5.75% 8/15/38 (AMBAC Insured)	27,550	29,674
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,172
5.625% 7/15/21	5,900	6,126
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,272
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (i)	1,000	1,106
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (i)	6,225	6,857
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	6,155	2,077
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,233
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	942
0% 2/15/33	6,985	2,021
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,117
5.75% 8/15/34	3,000	3,233
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
5.5% 2/15/20 (FSA Insured)	65	68
Wylie Independent School District 0% 8/15/20	1,790	1,006
		548,887
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (i)	9,205	9,404
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	$ 2,975	$ 3,433
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,839
5.25% 4/1/17 (FSA Insured)	4,335	4,620
		21,296
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,304
6.125% 12/1/27 (AMBAC Insured)	8,600	9,253
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	4,075	4,183
		16,740
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(h)	3,900	3,898
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,420	1,579
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,348
6% 2/15/13 (AMBAC Insured)	1,460	1,620
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	1,895
		11,340
Washington - 4.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	3,500	3,634
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	4,769
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(h)	2,430	2,566
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,771
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	$ 8,000	$ 8,633
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,751
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (h)	1,590	1,678
5.25% 1/1/20 (FGIC Insured) (h)	1,760	1,841
5.25% 1/1/23 (FGIC Insured) (h)	2,055	2,129
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,072
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,775
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,262
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,627
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,304
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,423
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	2,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,197
5.75% 12/1/21 (MBIA Insured)	2,000	2,194
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,135
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,384
5.25% 1/1/26 (FSA Insured)	15,800	16,380
Series B, 5% 7/1/28 (FSA Insured)	7,800	8,093
Series E, 5% 1/1/29 (MBIA Insured)	3,090	3,194
Series R 97A:
0% 7/1/17	7,045	4,636
0% 7/1/19 (MBIA Insured)	9,100	5,502
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,779
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. (Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,026
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,177
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.: - continued
5.4% 7/1/12	$ 56,550	$ 60,720
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,336
0% 7/1/10 (MBIA Insured)	2,800	2,525
		226,703
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,325	5,513
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,100
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,180
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,544
5.5% 8/15/16	1,545	1,608
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (i)	14,250	15,569
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (i)	4,300	4,784
		33,298
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (i)	4,830	5,320
TOTAL MUNICIPAL BONDS (Cost $4,651,047)		4,729,098
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.97% (f)(g) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,651,186)		4,729,237
NET OTHER ASSETS - 0.4%		19,524
NET ASSETS - 100%		$ 4,748,761
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,978,000 or 0.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,690,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,474
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 4
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,647,751,000. Net unrealized appreciation aggregated $81,486,000, of which $110,998,000 related to appreciated investment securities and $29,512,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2007

1.807742.103

OFR-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,010,100
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	488,908
		1,499,008
Ohio - 94.2%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,005,240
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,554,375
5% 1/1/15	1,300,000	1,349,491
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,350,150
Akron Ctfs. of Prtn. 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,585,537
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,733,456
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/13	2,000,000	2,074,580
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,301,918
Brookville Local School District 5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	1,000,000	1,075,550
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,305,000	2,560,256
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,317,939
Butler County Gen. Oblig. 5.25% 12/1/16 (Pre-Refunded to 12/1/13 @ 100) (c)	1,820,000	1,982,417
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,627,930
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,090,242
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,097,331
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (c)	1,005,000	1,088,626
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,052,823
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,605,345
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	2,000,000	2,178,480
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,329,070
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District Ctfs. Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	$ 1,000,000	$ 1,038,790
Cincinnati Gen. Oblig. 5.375% 12/1/20 (Pre-Refunded to 12/1/10 @ 100) (c)	2,000,000	2,109,980
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,605,025
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,698,730
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,219,042
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,270,710
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,336,748
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,084,603
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,392,865
5.25% 12/1/19 (FSA Insured)	1,045,000	1,122,560
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,943,590
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,276,146
0% 11/15/11 (MBIA Insured)	2,395,000	2,049,521
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,116,050
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,608,474
5% 6/1/34 (FGIC Insured)	5,000,000	5,145,100
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,571,496
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,234
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,380,100
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,155,430
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,071,440
0% 10/1/12 (MBIA Insured)	1,405,000	1,167,049
5% 12/1/19	3,000,000	3,223,590
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	5,161,250
Delaware County Sanitation Swr. Sys. 4% 12/1/20 (FSA Insured)	10,000	9,700
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	$ 1,265,000	$ 1,378,787
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,162,600
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,416,193
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	4,350,000	4,509,341
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,184,982
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,244,280
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,603,672
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,075,330
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,110,790
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,071,180
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,110,710
5% 12/1/18 (FGIC Insured)	1,075,000	1,137,264
5% 12/1/19 (FGIC Insured)	2,190,000	2,306,355
5% 12/1/19 (FGIC Insured)	1,130,000	1,190,037
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,146,805
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,981,506
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,771,094
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,899,547
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	992,650
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,212,360
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,061,350
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,061,840
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,191,053
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,381,199
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,475,656
Kettering City School District 5.25% 12/1/31 (FSA Insured)	4,250,000	4,683,075
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,446,491
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lakewood City School District:
0% 12/1/15 (FSA Insured)	$ 1,500,000	$ 1,083,990
0% 12/1/16 (FSA Insured)	1,200,000	826,644
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,099,320
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,028,940
5.5% 2/15/11	1,875,000	1,944,131
5.5% 2/15/12	1,000,000	1,048,070
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,860,084
5% 12/1/28 (Pre-Refunded to 6/1/14 @ 100)	5,135,000	5,316,933
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,196,069
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,197,400
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,098,620
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,258,920
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,160,040
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	320,000	308,851
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	250,000	242,543
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	370,000	357,838
4.75% 12/1/47 (XL Cap. Assurance, Inc. Insured)	1,000,000	980,590
Middletown City School District:
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,175,000	1,263,771
5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (c)	1,110,000	1,193,861
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,363,468
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,559,714
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,635,004
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,203,520
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,367,068
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,247,350
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. 4.25% 11/15/20 (MBIA Insured)	360,000	356,414
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	$ 1,000,000	$ 1,070,100
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,612,729
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,042,209
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,364,574
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,859,730
Series 2002 B, 5.25% 11/1/20	2,520,000	2,670,494
Series A, 5.5% 9/15/16	11,060,000	11,836,846
Series D, 5% 3/1/24	3,415,000	3,555,357
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,172,280
6.5% 10/1/20	2,335,000	2,790,559
6.125% 10/1/15	2,000,000	2,295,720
6.25% 10/1/16	2,500,000	2,927,600
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,056,660
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,316,388
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,288,945
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,662,340
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	2,980,080
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (a)(b)	3,020,000	3,021,359
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,186,500
Series B, 5.25% 6/1/16	5,000,000	5,373,800
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,878,932
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,684,963
5% 12/1/18 (MBIA Insured)	1,980,000	2,088,761
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,893,159
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 12/1/18	$ 2,610,000	$ 2,901,250
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,749,181
5% 12/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	6,300,000	6,794,739
5.25% 12/1/15	2,200,000	2,404,006
5.5% 6/1/17	3,960,000	4,465,732
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,852,321
5% 12/1/17	3,765,000	4,003,437
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,397,292
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,415,468
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,359,550
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,376,840
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,296,431
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,283,018
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,350,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,117,040
5.25% 12/1/19	1,975,000	2,196,694
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,168,771
5% 12/1/30 (FSA Insured)	5,345,000	5,551,638
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,053,890
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,107,130
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,884,572
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,074,054
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,067,586
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	531,900
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,091,880
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30	$ 330,000	$ 348,292
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (c)	670,000	731,560
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,096,460
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,241,174
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,043,620
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,513,184
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,075,625
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (c)	3,440,000	3,760,574
Sugarcreek Local School District (School Impt. Proj.) 5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,030,000	1,107,817
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,759,920
5.25% 12/1/21	1,740,000	1,856,650
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,154,440
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,180,174
5% 11/15/30 (MBIA Insured)	3,500,000	3,634,610
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,459,050
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,104,732
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,388,956
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,053,490
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,528,694
5% 6/1/19 (AMBAC Insured)	1,520,000	1,600,758
Warren County Gen. Oblig.:
6.1% 12/1/12	440,000	463,646
6.65% 12/1/11	280,000	295,428
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,095,086
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,461,144
5% 5/1/18 (MBIA Insured)	1,440,000	1,522,512
5% 5/1/19 (MBIA Insured)	1,515,000	1,596,446
		396,967,826
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	$ 1,000,000	$ 1,166,620
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,725,000	2,885,639
Series C, 5.5% 7/1/23 (AMBAC Insured)	3,600,000	4,099,104
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,467,193
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,056,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	457,536
0% 8/1/54 (AMBAC Insured)	2,400,000	235,440
		11,367,652
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	1,026,674
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	511,035
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,022,920
		3,560,629
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $407,441,751)	413,395,115
NET OTHER ASSETS - 1.9%	8,217,955
NET ASSETS - 100%	$ 421,613,070
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $407,435,916. Net unrealized appreciation aggregated $5,959,199, of which $7,906,004 related to appreciated investment securities and $1,946,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2007

1.807743.103

PFL-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 338,075
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,509,460
5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,082,720
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,207,690
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	737,261
		6,537,131
Pennsylvania - 95.4%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,806,700
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,678,231
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,111,600
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,208,920
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,270,060
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,743,384
5.25% 3/1/32	2,000,000	2,064,980
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	130,000	138,627
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,015,980
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,611,228
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4.05% 5/1/08	1,425,000	1,422,150
5% 5/1/09	1,475,000	1,488,526
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/09	1,750,000	1,768,445
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	2,988,990
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,862,828
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County San. Auth. Swr. Rev.: - continued
5.5% 12/1/30 (MBIA Insured)	$ 305,000	$ 321,876
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,684,575
6% 3/1/31 (FSA Insured)	1,975,000	2,209,986
Bristol Borough School District:
5.25% 3/1/25 (Pre-Refunded to 9/1/15 @ 100) (c)	2,400,000	2,646,120
5.25% 3/1/31 (Pre-Refunded to 9/1/15 @ 100) (c)	5,495,000	6,058,512
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,952,243
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,515,091
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,708,100
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,297,500
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,137,260
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,133,100
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,824,676
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,475,375
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,337,400
6% 11/15/30	3,620,000	3,900,622
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	874,809
5% 12/15/10	905,000	917,208
Series B:
4% 12/15/07	305,000	304,863
5% 12/15/08	800,000	805,968
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,605,700
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,299,295
East Stroudsburg Area School District:
6.5% 9/1/18 (Pre-Refunded to 9/1/16 @ 100) (c)	1,280,000	1,535,910
7.5% 9/1/22 (Pre-Refunded to 9/1/16 @ 100) (c)	1,500,000	1,912,230
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District: - continued
7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	$ 2,750,000	$ 3,557,235
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured)	2,700,000	3,335,418
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,780,863
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,196,161
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	755,591
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	652,680
Lancaster County Hosp. Auth. Rev. 5% 11/1/20	1,065,000	1,095,491
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,987,200
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,428,638
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,510,263
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,457,140
6% 6/1/16 (AMBAC Insured)	1,000,000	1,145,910
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,011,430
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,317,641
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,137,585
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	895,550
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,654,640
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,922,800
Pennsbury School District 5.5% 1/15/17 (Pre-Refunded to 7/15/12 @ 100) (c)	2,160,000	2,340,706
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,448,962
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Amtrak Proj.) Series 2001 A:
6.375% 11/1/41 (b)	$ 1,300,000	$ 1,361,334
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,489,395
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,651,250
5.25% 2/1/14	125,000	132,881
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,326,016
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,565,800
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,101,830
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,208,980
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,037,710
5.25% 8/1/11 (FSA Insured)	1,000,000	1,037,350
Series 2001 A:
6% 1/15/22	400,000	423,936
6% 1/15/31	1,000,000	1,053,250
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	523,025
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (b)	60,000	60,338
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,173,874
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	514,220
(Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,434,764
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,430,343
Series B:
5.25% 8/15/17	1,150,000	1,276,086
5.25% 8/15/18	1,360,000	1,503,507
5% 9/1/29	1,550,000	1,614,666
5% 9/1/35	4,485,000	4,644,801
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	$ 7,345,000	$ 7,718,493
5% 12/1/26 (AMBAC Insured)	3,500,000	3,670,240
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,158,780
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	3,881,969
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,484,421
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,800,000	2,870,560
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,885,814
Series 18:
5.25% 8/1/17	1,500,000	1,605,420
5.25% 8/1/19	1,000,000	1,062,930
5.25% 8/1/20	1,000,000	1,061,710
Series A1, 5.25% 9/1/18	3,340,000	3,568,990
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	3,000,000	3,080,760
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,580,377
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,017,470
5.5% 5/15/08	1,000,000	1,011,870
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,704,361
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	877,620
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,119,640
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,031,630
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (c)	1,565,000	1,684,394
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	1,954,548
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,044,534
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,260,364
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 D:
5.5% 6/1/17 (FSA Insured)	$ 2,125,000	$ 2,374,624
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	412,820
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	767,066
5% 7/1/35 (FSA Insured)	2,130,000	2,198,842
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,201,960
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,270,347
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,738,317
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,624,126
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,193,620
5.25% 9/1/16 (FSA Insured)	3,000,000	3,302,280
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,109,899
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,453,604
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	845,000
5.375% 4/1/17 (FSA Insured)	830,000	883,543
5.375% 4/1/18 (FSA Insured)	875,000	929,591
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,991,639
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,971,231
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,160,958
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	2,077,720
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,722,680
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,969,300
0% 8/15/20 (FGIC Insured)	2,500,000	1,410,175
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,666,975
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,136,117
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	$ 3,235,000	$ 2,658,394
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,084,860
		295,328,911
Puerto Rico - 1.1%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,081,070
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	541,090
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,548,555
		3,170,715
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $298,856,762)	305,374,832
NET OTHER ASSETS - 1.3%	4,154,888
NET ASSETS - 100%	$ 309,529,720
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $298,810,619. Net unrealized appreciation aggregated $6,564,213, of which $7,578,469 related to appreciated investment securities and $1,014,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

September 30, 2007

1.807744.103

STM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,111
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,492
5% 11/15/11	1,000	1,031
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,147
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,171
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,197
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	505
5% 12/1/10	855	866
5% 12/1/12	750	763
		16,688
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,441
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,665
		6,106
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,497
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,146
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,119
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	2,993
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	663
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
		19,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	$ 11,470	$ 12,540
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,430
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,833
5.25% 7/1/13	2,400	2,599
5.25% 7/1/13 (MBIA Insured)	2,900	3,148
California Gen. Oblig.:
5% 2/1/10	2,000	2,065
5% 2/1/11	4,000	4,178
5% 2/1/11	2,525	2,637
5% 10/1/11	1,650	1,737
5% 2/1/12	1,650	1,740
5% 3/1/12	15,000	15,830
5% 9/1/12	1,700	1,804
5% 10/1/12	12,600	13,382
5.125% 9/1/12	1,000	1,038
5.25% 9/1/10	18,550	19,425
5.25% 2/1/11	6,775	7,129
5.5% 3/1/11 (FGIC Insured)	3,210	3,414
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,743
6.5% 9/1/10	1,760	1,901
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,033
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (c)	2,100	2,127
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,437
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,387
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,620
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,379
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,272
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,700	4,248
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	$ 8,607	$ 8,806
Series K:
5% 5/15/09	1,000	1,025
5% 5/15/10	4,955	5,148
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,171
		154,295
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,303
Series F, 5% 11/15/12	1,225	1,273
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	617
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (f)	5,000	5,073
		9,266
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,299
Series F, 5% 12/1/11	23,100	24,402
		29,701
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	939
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,028
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,993
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series B, 5.5% 10/1/08 (Pre-Refunded to 10/1/07 @ 101) (f)(g)	6,460	6,525
		11,485
Florida - 3.8%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,868
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	$ 4,025	$ 4,198
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,028
Series B, 5% 11/15/08	800	812
Series G:
5% 11/15/08	420	426
5% 11/15/09	435	443
5% 11/15/10	400	411
5% 11/15/11	700	723
Series I, 5%, tender 11/16/09 (c)	4,700	4,805
3.95%, tender 9/1/12 (c)	7,550	7,457
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,637
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,030
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,143
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,558
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,175
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,548
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,490
5.5% 12/1/11 (FGIC Insured)	3,470	3,723
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,259
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,984
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	986
		61,704
Georgia - 3.0%
Carroll County School District 5% 4/1/11	8,000	8,375
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,673
Henry County School District Series A, 5% 4/1/10	26,475	27,384
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12 (b)	4,000	4,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Walton County:
5% 1/1/10 (FGIC Insured)	$ 2,000	$ 2,064
5% 1/1/11 (FGIC Insured)	3,000	3,134
		49,784
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,272
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,227
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	181
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,185
		36,865
Illinois - 8.4%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,553
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,064
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,261
5% 1/1/11 (AMBAC Insured)	3,625	3,773
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,165	1,224
5.5% 1/1/08 (AMBAC Insured)	5,000	5,023
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	3,007
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,182
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	5,996
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,623
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,040
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(f)	2,200	2,196
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,823
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,979
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	$ 12,800	$ 12,759
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,263
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,817
4.05%, tender 7/1/09 (c)	7,000	7,054
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/07	1,225	1,225
5% 10/1/08	1,000	1,011
5% 10/1/11	1,450	1,501
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,557
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,168
5.5% 8/1/10	1,495	1,571
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,450
Series A, 5% 10/1/09	2,600	2,674
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,053
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	702
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,996
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,778
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,436
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,737
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,374
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,463
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,125
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,532
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	$ 1,285	$ 1,315
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	621
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,168
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,426
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,282
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,232
		137,034
Indiana - 3.0%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,043
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,907
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,014
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,802
5.25% 7/10/11 (FSA Insured)	2,295	2,424
5.25% 1/10/12 (FSA Insured)	1,355	1,439
5% 1/15/10 (FSA Insured)	1,835	1,890
5% 1/15/11 (FSA Insured)	1,910	1,990
5% 1/15/12 (FSA Insured)	1,990	2,094
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,982
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,611
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,440
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,048
5.25% 7/15/11 (MBIA Insured)	1,020	1,076
5.25% 1/15/12 (MBIA Insured)	1,045	1,108
5.25% 7/15/12 (MBIA Insured)	1,075	1,146
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,715
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,811
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	$ 1,000	$ 1,043
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,627
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,965
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,188
5.25% 1/15/12 (MBIA Insured)	1,150	1,221
		49,398
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,400
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	564
5.25% 11/15/12	680	713
		3,677
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,206
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,912
		3,118
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,054
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,183
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,571
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,707
		7,515
Maryland - 1.6%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D: - continued
5% 7/1/11 (AMBAC Insured)	$ 1,985	$ 2,084
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	604
Maryland Gen. Oblig. Series B, 5.25% 2/15/12	20,000	21,397
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,599
		26,400
Massachusetts - 4.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,035
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,654
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,193
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,851
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,693
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,298
6% 2/1/10	2,500	2,634
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,625
Series 2001 A, 5.5% 1/1/11	5,000	5,288
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,193
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,678
5.5% 11/1/10 (FSA Insured)	10,000	10,570
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,757
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	$ 19,000	$ 20,291
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,340
		75,157
Michigan - 1.9%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (b)	3,000	3,144
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,277
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,861
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,113
4.191% 7/1/32 (FSA Insured) (c)	4,105	4,002
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,805
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,577
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,048
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,256
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,268
		30,351
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthpartners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,212
5.25% 12/1/10	500	513
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	253
5% 5/15/10	200	203
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	480	478
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	983
		3,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	$ 1,100	$ 1,093
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,018
5% 8/15/11	1,000	1,029
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,260
		5,604
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,630
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,472
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,932
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,508
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,009
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,141
		13,692
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,066
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,734
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured) (b)	3,500	3,691
		10,425
Nevada - 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,755
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev. Series C: - continued
5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,862
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,385
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,691
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,113
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,235
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,336
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,110
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	712
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,201
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,495
		39,158
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,478
3.5%, tender 2/1/09 (c)(f)	2,000	1,985
		4,463
New Jersey - 5.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,264
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,221
6.375% 11/1/11 (MBIA Insured)	7,470	8,249
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,368
6% 1/1/11 (MBIA Insured)	21,785	23,399
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,779
6.5% 6/15/11 (MBIA Insured)	5,000	5,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,446
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,330
		84,552
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,282
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,202
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,893
		3,095
New York - 18.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,235
5% 1/1/12	1,175	1,234
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,480
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,612
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,439
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 G, 5.5% 8/1/10	2,720	2,858
Series 2003 F, 5.5% 12/15/11	8,315	8,909
Series 2004 G, 5% 8/1/09	8,000	8,217
Series 2005 C, 5% 8/1/12	19,770	20,905
Series 2005 D, 5% 8/1/12	4,925	5,208
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,533
Series 2005 K:
5% 8/1/11	7,120	7,460
5% 8/1/12	4,360	4,610
Series 2005 O, 5% 6/1/12	7,500	7,917
Series A, 5.25% 11/1/14 (MBIA Insured)	600	641
Series B, 5.75% 8/1/14	1,000	1,088
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,059
Subseries 2005 F1, 5% 9/1/15	3,560	3,832
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (a)	$ 3,500	$ 3,738
6% 11/1/28 (a)	44,300	48,131
Series B:
5% 11/1/11	13,680	14,432
5.25% 2/1/29 (a)	3,100	3,250
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,407
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,754
5.75% 7/1/13 (AMBAC Insured)	1,000	1,075
Series C, 7.5% 7/1/10	12,415	13,148
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,825
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	20,959
New York Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,081
5% 11/15/11	2,750	2,891
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,265
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	6,911
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,000	1,053
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	2,490	2,622
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (g)	2,280	2,401
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,432
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,892
Series A1:
5% 6/1/10	1,875	1,938
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,677
5.5% 6/1/14	2,700	2,777
Series C1:
5.5% 6/1/15	1,300	1,356
5.5% 6/1/17	4,200	4,427
		293,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,223
127th Series, 5% 12/15/08 (AMBAC Insured) (f)	3,510	3,570
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,604
		9,397
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	256
5% 1/15/11	750	776
5% 1/15/12	400	418
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	605
Series A, 5.5% 1/1/10	3,000	3,104
Series C, 5% 1/1/08	1,190	1,193
Series D, 5.375% 1/1/10	3,730	3,849
North Carolina Grant Anticipation Rev. 5% 3/1/11 (MBIA Insured) (b)	5,000	5,223
		15,424
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,623
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,025
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,585
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,110
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	974
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,065
		25,759
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	857
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	$ 1,035	$ 1,066
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,199
		12,861
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,254
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	614
5% 5/1/11 (FSA Insured)	1,000	1,048
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,238
		8,154
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,391
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,800
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,483
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,616
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,594
5% 12/15/11	2,835	2,879
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,936
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,094
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,024
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,797
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,871
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	$ 1,465	$ 1,561
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,257
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,639
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	1,972
		45,517
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,058
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,259
5% 12/1/12	1,000	1,048
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,980
Series Q, 5% 6/1/11	4,825	5,009
		22,354
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,000
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,335
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,203
		3,538
South Carolina - 0.9%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,703
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,500
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,510
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	565
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,405
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/11 (MBIA Insured)	$ 3,000	$ 3,150
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,023
		14,946
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,678
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,163
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,069
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,713
Metropolitan Govt. Nashville & Davidson Series A, 5.25% 10/15/09	3,795	3,924
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,223
		18,770
Texas - 10.4%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,548
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	521
6% 1/1/13	1,270	1,333
6% 1/1/14	1,420	1,497
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,123
5% 11/15/11 (FSA Insured)	4,000	4,209
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,751
0% 11/15/10 (MBIA Insured)	5,300	4,725
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,036
Birdville Independent School District:
0% 2/15/11	5,000	4,403
5% 2/15/10	1,300	1,341
Brownsville Independent School District 5% 8/15/11	1,430	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,598
College Station Independent School District 5% 2/15/10	1,000	1,032
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,213
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,127
Fort Worth Independent School District 5% 2/15/12	1,500	1,580
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,764
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,803
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,192
5.25% 4/15/12 (FSA Insured)	2,000	2,133
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,951
5.25% 11/15/11 (FSA Insured)	4,430	4,704
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,127
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,871
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,255
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,572
5% 2/15/10 (MBIA Insured)	1,845	1,903
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,135
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,395
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,347
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,877
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (c)(g)	45	46
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	5,000	5,020
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	$ 1,630	$ 1,684
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,245
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,386
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	12,864
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,643
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,055
Socorro Independent School District 5% 8/15/09	2,070	2,126
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,147
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,796
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,017
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,089
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,201
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured) (b)	1,550	1,616
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,088
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,304
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12 (b)	4,000	4,224
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,916
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,393
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,156
Series B:
5% 8/15/09	11,255	11,563
5.25% 8/15/11	5,025	5,322
Wichita Falls Independent School District 0% 2/1/10	2,325	2,131
Ysleta Independent School District 0% 8/15/09	4,065	3,788
		169,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,261
0% 10/1/12 (AMBAC Insured)	3,800	3,129
0% 10/1/13 (AMBAC Insured)	3,760	2,967
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,782
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,941
		21,080
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	1,600	1,599
Washington - 2.3%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,247
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,750
5.25% 1/1/11 (FSA Insured)	1,935	2,031
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,822
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,223
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,927
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,018
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,070
5% 6/1/10 (FSA Insured)	1,000	1,035
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,055
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,050
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,678
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,709
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,049
		37,664
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 2,500	$ 2,588
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	889
Series B, 6.25% 2/15/10	1,015	1,051
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5% 8/15/09	1,765	1,786
5% 8/15/10	1,870	1,900
5% 8/15/11	1,315	1,340
5.75% 8/15/11	1,000	1,046
		13,587
TOTAL MUNICIPAL BONDS (Cost $1,617,598)		1,618,133
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.97% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,617,599)		1,618,134
NET OTHER ASSETS - 1.1%		17,651
NET ASSETS - 100%		$ 1,635,785
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ 124
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	16
		$ 64,000	$ 140
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,806,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,607
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 21
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,617,598,000. Net unrealized appreciation aggregated $536,000, of which $6,882,000 related to appreciated investment securities and $6,346,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2007

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.103

ASTM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,111
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,492
5% 11/15/11	1,000	1,031
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,147
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,171
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,197
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	405
5% 12/1/09	500	505
5% 12/1/10	855	866
5% 12/1/12	750	763
		16,688
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (f)	3,285	3,441
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,665
		6,106
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,497
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,146
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,119
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	2,993
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	663
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
		19,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - 9.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	$ 11,470	$ 12,540
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,430
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,833
5.25% 7/1/13	2,400	2,599
5.25% 7/1/13 (MBIA Insured)	2,900	3,148
California Gen. Oblig.:
5% 2/1/10	2,000	2,065
5% 2/1/11	4,000	4,178
5% 2/1/11	2,525	2,637
5% 10/1/11	1,650	1,737
5% 2/1/12	1,650	1,740
5% 3/1/12	15,000	15,830
5% 9/1/12	1,700	1,804
5% 10/1/12	12,600	13,382
5.125% 9/1/12	1,000	1,038
5.25% 9/1/10	18,550	19,425
5.25% 2/1/11	6,775	7,129
5.5% 3/1/11 (FGIC Insured)	3,210	3,414
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,743
6.5% 9/1/10	1,760	1,901
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,033
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (c)	2,100	2,127
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,437
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,387
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series A1, 5% 6/1/12	2,570	2,620
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,379
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,272
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,700	4,248
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	$ 8,607	$ 8,806
Series K:
5% 5/15/09	1,000	1,025
5% 5/15/10	4,955	5,148
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,171
		154,295
Colorado - 0.6%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,303
Series F, 5% 11/15/12	1,225	1,273
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	617
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (f)	5,000	5,073
		9,266
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,299
Series F, 5% 12/1/11	23,100	24,402
		29,701
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	939
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,028
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,993
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series B, 5.5% 10/1/08 (Pre-Refunded to 10/1/07 @ 101) (f)(g)	6,460	6,525
		11,485
Florida - 3.8%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,868
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	$ 4,025	$ 4,198
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,028
Series B, 5% 11/15/08	800	812
Series G:
5% 11/15/08	420	426
5% 11/15/09	435	443
5% 11/15/10	400	411
5% 11/15/11	700	723
Series I, 5%, tender 11/16/09 (c)	4,700	4,805
3.95%, tender 9/1/12 (c)	7,550	7,457
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,637
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,030
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,143
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,558
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,175
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,548
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,490
5.5% 12/1/11 (FGIC Insured)	3,470	3,723
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,259
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,984
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	986
		61,704
Georgia - 3.0%
Carroll County School District 5% 4/1/11	8,000	8,375
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,673
Henry County School District Series A, 5% 4/1/10	26,475	27,384
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12 (b)	4,000	4,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Walton County:
5% 1/1/10 (FGIC Insured)	$ 2,000	$ 2,064
5% 1/1/11 (FGIC Insured)	3,000	3,134
		49,784
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,272
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,227
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	181
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,185
		36,865
Illinois - 8.4%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,553
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,064
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,261
5% 1/1/11 (AMBAC Insured)	3,625	3,773
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,165	1,224
5.5% 1/1/08 (AMBAC Insured)	5,000	5,023
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	3,007
5.5% 1/1/10 (Escrowed to Maturity) (f)(g)	2,100	2,182
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	5,996
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,623
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,040
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(f)	2,200	2,196
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,823
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,979
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	$ 12,800	$ 12,759
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,263
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,817
4.05%, tender 7/1/09 (c)	7,000	7,054
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/07	1,225	1,225
5% 10/1/08	1,000	1,011
5% 10/1/11	1,450	1,501
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,557
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,168
5.5% 8/1/10	1,495	1,571
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,450
Series A, 5% 10/1/09	2,600	2,674
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,053
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	702
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,996
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,778
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,436
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,737
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,374
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,463
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,125
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,532
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	$ 1,285	$ 1,315
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	621
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,168
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,426
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,282
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,232
		137,034
Indiana - 3.0%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,043
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,907
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,014
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,802
5.25% 7/10/11 (FSA Insured)	2,295	2,424
5.25% 1/10/12 (FSA Insured)	1,355	1,439
5% 1/15/10 (FSA Insured)	1,835	1,890
5% 1/15/11 (FSA Insured)	1,910	1,990
5% 1/15/12 (FSA Insured)	1,990	2,094
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,982
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,611
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,440
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,048
5.25% 7/15/11 (MBIA Insured)	1,020	1,076
5.25% 1/15/12 (MBIA Insured)	1,045	1,108
5.25% 7/15/12 (MBIA Insured)	1,075	1,146
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,715
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,811
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	$ 1,000	$ 1,043
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,627
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,965
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,188
5.25% 1/15/12 (MBIA Insured)	1,150	1,221
		49,398
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,400
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	564
5.25% 11/15/12	680	713
		3,677
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,206
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,912
		3,118
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,054
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,183
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,571
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,707
		7,515
Maryland - 1.6%
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D:
5% 7/1/10 (AMBAC Insured)	690	716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore Proj. Rev. Wtr. & Swr. Rev. Series D: - continued
5% 7/1/11 (AMBAC Insured)	$ 1,985	$ 2,084
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	604
Maryland Gen. Oblig. Series B, 5.25% 2/15/12	20,000	21,397
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,599
		26,400
Massachusetts - 4.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,035
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,654
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,193
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,851
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,693
Series 2000 A:
5.8% 2/1/17 (Pre-Refunded to 2/1/10 @ 101) (g)	5,000	5,298
6% 2/1/10	2,500	2,634
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,625
Series 2001 A, 5.5% 1/1/11	5,000	5,288
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,193
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,678
5.5% 11/1/10 (FSA Insured)	10,000	10,570
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,757
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	$ 19,000	$ 20,291
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,340
		75,157
Michigan - 1.9%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (b)	3,000	3,144
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,277
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,861
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,113
4.191% 7/1/32 (FSA Insured) (c)	4,105	4,002
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,805
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,577
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,048
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,256
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,268
		30,351
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthpartners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,212
5.25% 12/1/10	500	513
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	253
5% 5/15/10	200	203
5% 5/15/11	300	306
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	480	478
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	983
		3,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	$ 1,100	$ 1,093
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,018
5% 8/15/11	1,000	1,029
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,260
		5,604
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,630
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,472
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,932
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,508
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,009
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,141
		13,692
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,066
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,734
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured) (b)	3,500	3,691
		10,425
Nevada - 2.4%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,755
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev. Series C: - continued
5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,862
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,385
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,691
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,113
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,235
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,336
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,110
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	712
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,201
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,495
		39,158
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,478
3.5%, tender 2/1/09 (c)(f)	2,000	1,985
		4,463
New Jersey - 5.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,264
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,221
6.375% 11/1/11 (MBIA Insured)	7,470	8,249
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (g)	3,215	3,368
6% 1/1/11 (MBIA Insured)	21,785	23,399
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,779
6.5% 6/15/11 (MBIA Insured)	5,000	5,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C, 5.5% 12/15/10 (FSA Insured)	$ 25,000	$ 26,446
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,330
		84,552
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,282
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,202
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,893
		3,095
New York - 18.0%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,235
5% 1/1/12	1,175	1,234
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,480
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,612
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,439
Series 2000 A, 6.5% 5/15/11	155	167
Series 2002 G, 5.5% 8/1/10	2,720	2,858
Series 2003 F, 5.5% 12/15/11	8,315	8,909
Series 2004 G, 5% 8/1/09	8,000	8,217
Series 2005 C, 5% 8/1/12	19,770	20,905
Series 2005 D, 5% 8/1/12	4,925	5,208
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,533
Series 2005 K:
5% 8/1/11	7,120	7,460
5% 8/1/12	4,360	4,610
Series 2005 O, 5% 6/1/12	7,500	7,917
Series A, 5.25% 11/1/14 (MBIA Insured)	600	641
Series B, 5.75% 8/1/14	1,000	1,088
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,059
Subseries 2005 F1, 5% 9/1/15	3,560	3,832
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (a)	$ 3,500	$ 3,738
6% 11/1/28 (a)	44,300	48,131
Series B:
5% 11/1/11	13,680	14,432
5.25% 2/1/29 (a)	3,100	3,250
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,407
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,754
5.75% 7/1/13 (AMBAC Insured)	1,000	1,075
Series C, 7.5% 7/1/10	12,415	13,148
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,825
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	20,959
New York Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,081
5% 11/15/11	2,750	2,891
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,265
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	6,911
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	1,000	1,053
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (g)	2,490	2,622
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (g)	2,280	2,401
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (g)	2,310	2,432
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,892
Series A1:
5% 6/1/10	1,875	1,938
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,677
5.5% 6/1/14	2,700	2,777
Series C1:
5.5% 6/1/15	1,300	1,356
5.5% 6/1/17	4,200	4,427
		293,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,223
127th Series, 5% 12/15/08 (AMBAC Insured) (f)	3,510	3,570
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,604
		9,397
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	256
5% 1/15/11	750	776
5% 1/15/12	400	418
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	605
Series A, 5.5% 1/1/10	3,000	3,104
Series C, 5% 1/1/08	1,190	1,193
Series D, 5.375% 1/1/10	3,730	3,849
North Carolina Grant Anticipation Rev. 5% 3/1/11 (MBIA Insured) (b)	5,000	5,223
		15,424
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,623
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,025
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,585
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,110
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	974
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,065
		25,759
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	857
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	$ 1,035	$ 1,066
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,199
		12,861
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,254
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	614
5% 5/1/11 (FSA Insured)	1,000	1,048
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,238
		8,154
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,391
Allegheny County Hosp. Dev. Auth. Rev. (West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,800
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,483
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,616
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,594
5% 12/15/11	2,835	2,879
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,936
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,094
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,024
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,797
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,871
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	$ 1,465	$ 1,561
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,257
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,639
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	1,972
		45,517
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,058
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,259
5% 12/1/12	1,000	1,048
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,980
Series Q, 5% 6/1/11	4,825	5,009
		22,354
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,000
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,335
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,203
		3,538
South Carolina - 0.9%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,703
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,500
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,510
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	565
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,405
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5.5% 1/1/11 (MBIA Insured)	$ 3,000	$ 3,150
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,023
		14,946
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,678
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,163
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,069
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,713
Metropolitan Govt. Nashville & Davidson Series A, 5.25% 10/15/09	3,795	3,924
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,223
		18,770
Texas - 10.4%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,548
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	521
6% 1/1/13	1,270	1,333
6% 1/1/14	1,420	1,497
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,123
5% 11/15/11 (FSA Insured)	4,000	4,209
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,751
0% 11/15/10 (MBIA Insured)	5,300	4,725
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,036
Birdville Independent School District:
0% 2/15/11	5,000	4,403
5% 2/15/10	1,300	1,341
Brownsville Independent School District 5% 8/15/11	1,430	1,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,598
College Station Independent School District 5% 2/15/10	1,000	1,032
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,213
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,127
Fort Worth Independent School District 5% 2/15/12	1,500	1,580
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,764
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,803
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,192
5.25% 4/15/12 (FSA Insured)	2,000	2,133
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,951
5.25% 11/15/11 (FSA Insured)	4,430	4,704
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,127
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (g)	3,000	2,871
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,255
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,572
5% 2/15/10 (MBIA Insured)	1,845	1,903
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,135
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,395
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,347
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (g)	3,600	3,877
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (c)(g)	45	46
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	5,000	5,020
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	$ 1,630	$ 1,684
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,245
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,386
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	12,864
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,643
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,055
Socorro Independent School District 5% 8/15/09	2,070	2,126
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,147
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,796
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,017
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,089
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,201
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured) (b)	1,550	1,616
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,088
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,304
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12 (b)	4,000	4,224
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,916
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,393
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,156
Series B:
5% 8/15/09	11,255	11,563
5.25% 8/15/11	5,025	5,322
Wichita Falls Independent School District 0% 2/1/10	2,325	2,131
Ysleta Independent School District 0% 8/15/09	4,065	3,788
		169,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 3,261
0% 10/1/12 (AMBAC Insured)	3,800	3,129
0% 10/1/13 (AMBAC Insured)	3,760	2,967
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,782
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,941
		21,080
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(f)	1,600	1,599
Washington - 2.3%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,247
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,750
5.25% 1/1/11 (FSA Insured)	1,935	2,031
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,822
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,223
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,927
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,018
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,070
5% 6/1/10 (FSA Insured)	1,000	1,035
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,055
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,050
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,678
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,709
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,049
		37,664
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 2,500	$ 2,588
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	889
Series B, 6.25% 2/15/10	1,015	1,051
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5% 8/15/09	1,765	1,786
5% 8/15/10	1,870	1,900
5% 8/15/11	1,315	1,340
5.75% 8/15/11	1,000	1,046
		13,587
TOTAL MUNICIPAL BONDS (Cost $1,617,598)		1,618,133
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 3.97% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,617,599)		1,618,134
NET OTHER ASSETS - 1.1%		17,651
NET ASSETS - 100%		$ 1,635,785
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	$ 124
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	16
		$ 64,000	$ 140
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,806,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,607
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 21
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,617,598,000. Net unrealized appreciation aggregated $536,000, of which $6,882,000 related to appreciated investment securities and $6,346,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007